LONG-TERM INVESTMENTS	12 Months Ended
Aug. 31, 2019
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.     LONG-TERM INVESTMENTS

Long-term investments, consisted of the following:

	As of August 31,
	2018	2019
	RMB	RMB
Equity method investments:
Startcamp Education Technology Limited ("Startcamp") (a)	—	9,901
BOTO Academic English Co., Ltd. ("BOTO") (b)	1,504	1,483
Other investments (c)	809	777
Equity securities without readily determinable fair value (d)	83	1,583
Held-to-maturity investments (e)	204,968	14,711
Total	207,364	28,455
(a)

The Group acquired 25% equity interest in Startcamp for total cash consideration RMB 10,000 during the year ended August 31, 2019. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 99 was recorded as loss from equity method investments for the year ended August 31, 2019.

(b)

The Group holds 30% equity interest in BOTO through acquisition of Can-achieve group. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 25 and RMB 21 were recorded as loss from equity method investments for the years ended August 31, 2018 and 2019, respectively.

(c)

The other investments include 46% equity interest in Beijing Cloud Apply Co., Ltd. through the acquisition of Can-achieve Group and 50% equity interest in Sanli Foundation Education Limited through the acquisition of FGE Group. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. Loss of RMB 18 and RMB 32 were recorded as loss from these equity method investments for the years ended August 31, 2018 and 2019, respectively.

(d)

The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees, which were accounted for using the cost method prior to the adoption of ASU 2016-01. After the adoption of ASU 2016-01, the Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. No impairment loss was recorded during the years ended August 31, 2018 and 2019, respectively.

(e)

Held-to-maturity investments primarily consist of wealth management products, which are certain deposits with different interest rates and fixed maturity dates with mature date of more than one year. As of August 31, 2018, the Group's long-term investments was the Notes with an aggregate notional amount of USD 30,000 (approximately RMB 204,968). By the end of August 31, 2019, as the contractual maturity date of the Notes is less than one year, the long-term investments are reclassified as short-term investments. During the year ended August 31, 2019, the Group's long-term investments pertains to investments in a USD Global Medium Term Note (the "GMT Note") with a maturity date of May 4, 2021 and an aggregate notional amount of USD 2,000 (approximately RMB 13,416). The GMT Note will be redeemed at the maturity date at an amount determined by reference to the performance of the underlying fund and such performance will therefore affect the nature and value of the investment return on the GMT Note. As of August 31, 2019, the carrying amount of the GMT Note was RMB 14,711.